ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	CLOSED END FUNDS — 10.6%
	EQUITY - 3.6%
268,010	First Trust MLP and Energy Income Fund	$ 2,197,682

	FIXED INCOME - 7.0%
365,949	Oxford Lane Capital Corporation	2,137,142
104,840	Pimco Dynamic Income Fund	2,158,656
		4,295,798
	MIXED ALLOCATION - 0.0%(a)
1,622	Delaware Investments Dividend and Income Fund	13,560

	TOTAL CLOSED END FUNDS (Cost $7,532,403)	6,507,040

Shares		Fair Value
	COMMON STOCKS — 9.9%
	BUSINESS DEVELOPMENT COMPANIES - 4.2%
133,900	Ares Capital Corporation	2,593,643

	INFRASTRUCTURE REIT - 5.7%
8,571	American Tower Corporation	1,914,676
10,556	Crown Castle, Inc.	1,563,449
		3,478,125

	TOTAL COMMON STOCKS (Cost $6,009,342)	6,071,768

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 72.5%
	ALTERNATIVE - 3.2%
39,198	First Trust ETF III-First Trust Long/Short Equity ETF	1,973,227

	COMMODITY – 15.2%
72,908	Invesco DB Commodity Index Tracking Fund, N	1,813,222
104,176	Invesco DB Energy Fund	2,294,997
47,596	iShares GSCI Commodity Dynamic Roll Strategy ETF	1,343,159
83,787	iShares S&P GSCI Commodity Indexed Trust(b)	1,777,122

ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 72.5% (Continued)
	COMMODITY – 15.2% (Continued)
76,577	Teucrium Corn Fund(b)	$ 2,035,417
		9,263,917
	EQUITY – 48.7%
21,149	First Trust Cloud Computing ETF	1,354,593
77,408	First Trust ETF VI-First Trust Dorsey Wright DALI	1,990,702
139,637	First Trust Natural Gas ETF	3,496,511
86,247	Global SuperDividend US ETF	1,674,054
40,420	Global X S&P 500 Covered Call ETF	1,645,094
2,669	Global X SuperDividend ETF	70,115
90,173	Invesco Dynamic Energy Exploration & Production	2,749,375
79,876	Invesco KBW Premium Yield Equity REIT ETF	1,766,857
87,603	Invesco S&P 500 BuyWrite ETF	1,835,283
23,427	iShares Global Healthcare ETF	1,977,707
21,047	iShares Residential and Multisector Real Estate	1,589,259
10,548	iShares US Pharmaceuticals ETF	1,957,287
67,501	NETLease Corporate Real Estate ETF	1,842,406
39,182	Pacer Funds Trust-Pacer Benchmark Industrial Real	1,611,889
25,009	VanEck Rare Earth/Strategic Metals ETF	2,382,357
119,275	VanEck Vectors BDC Income ETF	1,827,293
		29,770,782
	FIXED INCOME - 5.4%
69,062	Janus Henderson Short Duration Income ETF	3,300,818

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,473,034)	44,308,744

ANFIELD CAPITAL DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Fair Value
	TOTAL INVESTMENTS - 93.0% (Cost $59,014,780)				$ 56,887,552
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.0%				4,261,641
	NET ASSETS - 100.0%				$ 61,149,193

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
25	CBOE Volatility Index Future Interactive Broker		02/15/2023	$ 488,143	$ 71,857
25	CBOE Volatility Index Future Interactive Broker		03/22/2023	512,015	38,985
	TOTAL FUTURES CONTRACTS				$ 110,842

BDC	- Business Development Companies
ETF	- Exchange-Traded Fund
GSCI	- Goldman Sachs Commodity Index
REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.